State Street Institutional Treasury Plus Money Market Fund Annual Fund Operating Expenses - Trust Class [Member] - State Street Institutional Treasury Plus Money Market Fund - Trust Class	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.17%